SHARE-BASED COMPENSATION - Outstanding principal and all unpaid and accrued interest (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED COMPENSATION
Total intrinsic value of stock options exercised	$ 23,019		$ 213,813
Weighted-average grant date fair value			$ 3.94	$ 0.72	$ 0.55	$ 2.33
Compensation expense	399,821	$ 29,287	$ 450,231	$ 80,598	$ 92,866	$ 360,379
Unamortized compensation expense	$ 261,676		$ 261,676		$ 109,629
Unamortized compensation expense recognized over the remaining requisite service period			10 months 24 days		2 years 5 months 23 days
Proceeds from exercise of stock options			$ 44,394	$ 0	$ 0	$ 3,674